Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
July 31, 2024
USY-NPRT3-0924
1.9883817.107
Common Stocks - 86.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	583,958	23,661,978
Entertainment - 0.9%
Electronic Arts, Inc.	41,884	6,321,971
Take-Two Interactive Software, Inc. (a)	26,713	4,021,108
The Walt Disney Co.	269,126	25,214,415
		35,557,494
Interactive Media & Services - 6.3%
Alphabet, Inc.:
Class A	823,241	141,218,761
Class C	724,282	125,409,428
		266,628,189
Media - 0.7%
Charter Communications, Inc. Class A (a)	9,955	3,780,113
Comcast Corp. Class A	538,203	22,211,638
Fox Corp. Class A	36,696	1,395,916
Interpublic Group of Companies, Inc.	41,039	1,320,225
Omnicom Group, Inc.	24,449	2,396,980
		31,104,872
TOTAL COMMUNICATION SERVICES		356,952,533
CONSUMER DISCRETIONARY - 8.4%
Automobile Components - 0.1%
Aptiv PLC (a)	38,313	2,658,539
Automobiles - 2.4%
Rivian Automotive, Inc. (a)	110,117	1,807,020
Tesla, Inc. (a)	423,009	98,167,699
		99,974,719
Broadline Retail - 0.2%
eBay, Inc.	4,612	256,473
MercadoLibre, Inc. (a)	6,203	10,352,187
		10,608,660
Distributors - 0.1%
Genuine Parts Co.	18,853	2,773,465
LKQ Corp.	37,030	1,536,745
Pool Corp.	5,936	2,220,301
		6,530,511
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	4,935	18,333,574
Darden Restaurants, Inc.	7,612	1,113,559
Domino's Pizza, Inc.	5,369	2,301,690
Doordash, Inc. (a)	44,590	4,937,005
Hilton Worldwide Holdings, Inc.	35,575	7,636,885
McDonald's Corp.	99,941	26,524,341
Royal Caribbean Cruises Ltd.	35,505	5,564,344
Yum! Brands, Inc.	33,714	4,478,231
		70,889,629
Household Durables - 0.4%
D.R. Horton, Inc.	40,673	7,318,293
NVR, Inc. (a)	441	3,795,899
PulteGroup, Inc.	35,573	4,695,636
		15,809,828
Specialty Retail - 3.0%
AutoZone, Inc. (a)	2,395	7,505,188
Bath & Body Works, Inc.	30,033	1,103,713
Best Buy Co., Inc.	27,085	2,343,394
Burlington Stores, Inc. (a)	10,361	2,697,176
CarMax, Inc. (a)	21,832	1,843,494
Dick's Sporting Goods, Inc.	10,037	2,171,505
Lowe's Companies, Inc.	79,683	19,562,973
O'Reilly Automotive, Inc. (a)	6,921	7,795,399
The Home Depot, Inc.	141,213	51,988,978
TJX Companies, Inc.	157,951	17,851,622
Tractor Supply Co.	15,022	3,955,593
Ulta Beauty, Inc. (a)	6,797	2,480,157
Williams-Sonoma, Inc.	23,522	3,638,383
		124,937,575
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	3,976	3,668,377
lululemon athletica, Inc. (a)	15,927	4,119,678
NIKE, Inc. Class B	169,009	12,652,014
		20,440,069
TOTAL CONSUMER DISCRETIONARY		351,849,530
CONSUMER STAPLES - 4.4%
Beverages - 1.8%
Keurig Dr. Pepper, Inc.	147,197	5,045,913
PepsiCo, Inc.	191,106	32,998,273
The Coca-Cola Co.	570,531	38,077,239
		76,121,425
Consumer Staples Distribution & Retail - 0.4%
Kroger Co.	74,988	4,086,846
Target Corp.	64,113	9,643,236
Walgreens Boots Alliance, Inc.	60,241	715,061
		14,445,143
Food Products - 0.4%
Bunge Global SA	20,829	2,191,836
Campbell Soup Co.	26,648	1,248,725
Conagra Brands, Inc.	66,116	2,004,637
General Mills, Inc.	62,425	4,191,215
Hormel Foods Corp.	26,001	834,892
Kellanova	37,861	2,201,617
Lamb Weston Holdings, Inc.	20,037	1,202,621
McCormick & Co., Inc. (non-vtg.)	31,336	2,413,185
The J.M. Smucker Co.	13,958	1,646,346
		17,935,074
Household Products - 1.8%
Church & Dwight Co., Inc.	33,968	3,329,204
Colgate-Palmolive Co.	108,439	10,756,064
Kimberly-Clark Corp.	45,366	6,126,678
Procter & Gamble Co.	333,973	53,689,499
The Clorox Co.	17,236	2,273,945
		76,175,390
TOTAL CONSUMER STAPLES		184,677,032
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	127,696	4,944,389
Halliburton Co.	104,169	3,612,581
Schlumberger Ltd.	190,423	9,195,527
		17,752,497
Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy, Inc.	30,405	5,553,169
HF Sinclair Corp.	22,094	1,137,178
Kinder Morgan, Inc.	183,520	3,877,778
Marathon Petroleum Corp.	52,843	9,354,268
ONEOK, Inc.	69,886	5,823,600
Phillips 66 Co.	61,364	8,927,235
Targa Resources Corp.	29,359	3,971,686
The Williams Companies, Inc.	133,753	5,743,354
Valero Energy Corp.	45,541	7,364,891
		51,753,159
TOTAL ENERGY		69,505,656
FINANCIALS - 10.4%
Banks - 0.8%
Citizens Financial Group, Inc.	65,296	2,786,180
Huntington Bancshares, Inc.	175,268	2,620,257
KeyCorp	101,283	1,633,695
PNC Financial Services Group, Inc.	47,850	8,665,635
Regions Financial Corp.	97,789	2,187,540
Truist Financial Corp.	175,330	7,835,498
U.S. Bancorp	202,977	9,109,608
		34,838,413
Capital Markets - 3.2%
Ameriprise Financial, Inc.	15,846	6,814,889
Bank of New York Mellon Corp.	105,335	6,854,148
BlackRock, Inc.	20,762	18,197,893
Cboe Global Markets, Inc.	14,577	2,675,025
Charles Schwab Corp.	226,586	14,771,141
FactSet Research Systems, Inc.	5,271	2,177,397
Franklin Resources, Inc.	41,195	942,130
Intercontinental Exchange, Inc.	78,338	11,872,907
LPL Financial	11,496	2,546,594
MarketAxess Holdings, Inc.	5,184	1,158,780
Moody's Corp.	23,044	10,519,125
Morgan Stanley	172,020	17,754,184
NASDAQ, Inc.	60,815	4,115,959
Northern Trust Corp.	28,604	2,535,745
Raymond James Financial, Inc.	27,395	3,177,820
S&P Global, Inc.	45,478	22,044,551
State Street Corp.	39,947	3,394,297
T. Rowe Price Group, Inc.	30,978	3,537,997
		135,090,582
Consumer Finance - 0.9%
Ally Financial, Inc.	50,921	2,291,954
American Express Co.	83,136	21,036,733
Capital One Financial Corp.	46,310	7,011,334
Discover Financial Services	34,522	4,970,823
Synchrony Financial	61,546	3,125,921
		38,436,765
Financial Services - 3.6%
Equitable Holdings, Inc.	70,493	3,074,200
Fidelity National Information Services, Inc.	88,391	6,791,081
Fiserv, Inc. (a)	84,628	13,842,602
MasterCard, Inc. Class A	121,323	56,258,688
PayPal Holdings, Inc. (a)	140,833	9,263,995
Visa, Inc. Class A	228,231	60,634,130
		149,864,696
Insurance - 1.8%
AFLAC, Inc.	68,359	6,520,081
Allstate Corp.	39,613	6,778,577
Arch Capital Group Ltd. (a)	54,001	5,172,216
Assurant, Inc.	8,639	1,510,702
Hartford Financial Services Group, Inc.	41,413	4,593,530
Marsh & McLennan Companies, Inc.	60,457	13,455,914
Principal Financial Group, Inc.	31,567	2,573,026
Progressive Corp.	89,365	19,134,834
Prudential Financial, Inc.	50,137	6,283,169
The Travelers Companies, Inc.	31,611	6,841,885
Willis Towers Watson PLC	12,101	3,415,870
		76,279,804
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	93,821	1,867,976
TOTAL FINANCIALS		436,378,236
HEALTH CARE - 10.0%
Biotechnology - 1.0%
Amgen, Inc.	74,482	24,763,031
Biogen, Inc. (a)	15,950	3,400,540
Gilead Sciences, Inc.	156,868	11,931,380
Neurocrine Biosciences, Inc. (a)	11,573	1,638,390
Repligen Corp. (a)	9,224	1,543,636
		43,276,977
Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	10,042	2,328,539
DexCom, Inc. (a)	53,557	3,632,236
Edwards Lifesciences Corp. (a)	83,939	5,292,354
GE Healthcare Technologies, Inc.	52,434	4,437,489
Hologic, Inc. (a)	22,645	1,848,058
IDEXX Laboratories, Inc. (a)	11,462	5,457,287
Insulet Corp. (a)	9,657	1,876,838
Solventum Corp.	19,195	1,130,202
STERIS PLC	13,058	3,117,728
Teleflex, Inc.	5,818	1,285,313
The Cooper Companies, Inc.	23,758	2,217,334
Zimmer Biomet Holdings, Inc.	21,149	2,354,941
		34,978,319
Health Care Providers & Services - 1.5%
Cencora, Inc.	26,350	6,268,138
Cigna Group	41,177	14,357,185
DaVita, Inc. (a)	8,040	1,098,425
Elevance Health, Inc.	32,803	17,452,180
HCA Holdings, Inc.	27,874	10,119,656
Henry Schein, Inc. (a)	9,516	684,581
Humana, Inc.	16,714	6,043,950
Labcorp Holdings, Inc.	11,103	2,392,030
Molina Healthcare, Inc. (a)	8,050	2,747,224
Quest Diagnostics, Inc.	14,541	2,069,184
		63,232,553
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	42,614	6,025,620
Avantor, Inc. (a)	108,543	2,903,525
Bio-Techne Corp.	22,982	1,875,101
Danaher Corp.	104,547	28,967,883
IQVIA Holdings, Inc. (a)	24,912	6,134,082
Mettler-Toledo International, Inc. (a)	3,060	4,654,352
Waters Corp. (a)	9,234	3,105,210
West Pharmaceutical Services, Inc.	10,867	3,327,149
		56,992,922
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	279,612	13,298,347
Catalent, Inc. (a)	24,342	1,444,454
Eli Lilly & Co.	121,995	98,116,919
Johnson & Johnson	343,458	54,214,845
Merck & Co., Inc.	367,918	41,622,563
Zoetis, Inc. Class A	64,530	11,617,981
		220,315,109
TOTAL HEALTH CARE		418,795,880
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	9,916	2,974,899
General Electric Co.	162,278	27,619,716
		30,594,615
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	16,354	1,456,324
Expeditors International of Washington, Inc.	19,847	2,477,303
United Parcel Service, Inc. Class B	100,170	13,059,163
		16,992,790
Building Products - 0.9%
Allegion PLC	12,078	1,652,391
Carrier Global Corp.	113,970	7,762,497
Fortune Brands Innovations, Inc.	17,460	1,410,943
Johnson Controls International PLC	94,373	6,751,444
Lennox International, Inc.	6,664	3,888,444
Owens Corning	15,435	2,876,775
Trane Technologies PLC	36,361	12,154,755
		36,497,249
Commercial Services & Supplies - 0.3%
Cintas Corp.	11,819	9,029,007
Veralto Corp.	29,668	3,161,422
		12,190,429
Construction & Engineering - 0.2%
EMCOR Group, Inc.	10,131	3,803,583
Quanta Services, Inc.	20,046	5,319,807
		9,123,390
Electrical Equipment - 0.5%
Eaton Corp. PLC	59,747	18,210,288
Rockwell Automation, Inc.	14,813	4,127,642
		22,337,930
Ground Transportation - 1.0%
CSX Corp.	258,281	9,065,663
J.B. Hunt Transport Services, Inc.	11,429	1,978,931
Knight-Swift Transportation Holdings, Inc.	22,194	1,208,019
Old Dominion Freight Lines, Inc.	28,211	5,929,388
Union Pacific Corp.	87,214	21,518,310
		39,700,311
Industrial Conglomerates - 0.2%
3M Co.	79,567	10,148,771
Machinery - 1.9%
Caterpillar, Inc.	75,836	26,254,423
CNH Industrial NV	82,910	882,992
Cummins, Inc.	19,560	5,707,608
Deere & Co.	35,802	13,317,628
Dover Corp.	18,893	3,481,224
Fortive Corp.	44,302	3,183,099
Graco, Inc.	23,047	1,960,147
IDEX Corp.	10,450	2,178,616
Illinois Tool Works, Inc.	37,826	9,353,613
Ingersoll Rand, Inc.	63,145	6,339,758
Pentair PLC	24,851	2,183,657
Toro Co.	14,289	1,367,886
Xylem, Inc.	33,254	4,439,409
		80,650,060
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	10,754	462,637
Professional Services - 0.7%
Automatic Data Processing, Inc.	52,507	13,789,388
Broadridge Financial Solutions, Inc.	16,347	3,498,258
Dayforce, Inc. (a)	21,619	1,281,574
Paychex, Inc.	40,534	5,189,163
Paylocity Holding Corp. (a)	6,416	962,849
TransUnion	28,683	2,588,928
		27,310,160
Trading Companies & Distributors - 0.5%
Ferguson PLC	32,578	7,253,492
United Rentals, Inc.	11,218	8,493,148
W.W. Grainger, Inc.	6,634	6,480,158
		22,226,798
TOTAL INDUSTRIALS		308,235,140
INFORMATION TECHNOLOGY - 30.3%
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies, Inc. (a)	20,315	2,835,365
Trimble, Inc. (a)	31,780	1,733,281
		4,568,646
IT Services - 1.6%
Accenture PLC Class A	92,847	30,697,075
Akamai Technologies, Inc. (a)	20,963	2,060,244
Gartner, Inc. (a)	13,042	6,536,520
IBM Corp.	136,818	26,288,211
Twilio, Inc. Class A (a)	27,542	1,628,558
		67,210,608
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices, Inc. (a)	241,298	34,862,735
Applied Materials, Inc.	129,461	27,471,624
Enphase Energy, Inc. (a)	22,293	2,566,147
First Solar, Inc. (a)	16,396	3,541,372
Intel Corp.	627,055	19,275,671
Lam Research Corp.	21,443	19,754,149
Lattice Semiconductor Corp. (a)	28,600	1,515,800
Marvell Technology, Inc.	142,302	9,531,388
NVIDIA Corp.	3,427,060	401,034,561
NXP Semiconductors NV	44,088	11,602,198
Texas Instruments, Inc.	138,589	28,245,824
		559,401,469
Software - 15.3%
Adobe, Inc. (a)	66,502	36,685,828
ANSYS, Inc. (a)	14,310	4,488,045
Aspen Technology, Inc. (a)	6,602	1,240,846
Atlassian Corp. PLC Class A, (a)	26,781	4,728,721
Autodesk, Inc. (a)	35,679	8,831,266
Cadence Design Systems, Inc. (a)	43,709	11,699,151
Confluent, Inc. (a)	42,311	1,058,621
DocuSign, Inc. (a)	44,243	2,454,602
Fair Isaac Corp. (a)	4,681	7,489,600
Gen Digital, Inc.	118,346	3,075,813
HubSpot, Inc. (a)	8,857	4,402,195
Intuit, Inc.	43,791	28,348,104
Manhattan Associates, Inc. (a)	14,656	3,742,849
Microsoft Corp.	979,318	409,697,686
Palo Alto Networks, Inc. (a)	49,586	16,102,062
PTC, Inc. (a)	28,071	4,992,427
Salesforce, Inc.	151,380	39,177,144
ServiceNow, Inc. (a)	33,034	26,902,559
Synopsys, Inc. (a)	24,141	13,478,403
UiPath, Inc. Class A (a)	130,166	1,584,120
Workday, Inc. Class A (a)	37,293	8,469,986
Zscaler, Inc. (a)	18,127	3,251,077
		641,901,105
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co.	12,994	258,711
Western Digital Corp. (a)	10,622	712,205
		970,916
TOTAL INFORMATION TECHNOLOGY		1,274,052,744
MATERIALS - 2.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	28,858	7,614,183
Ecolab, Inc.	37,936	8,751,456
International Flavors & Fragrances, Inc.	35,252	3,506,869
Linde PLC	68,885	31,239,348
LyondellBasell Industries NV Class A	35,815	3,562,160
PPG Industries, Inc.	32,518	4,129,136
		58,803,152
Construction Materials - 0.3%
CRH PLC	108,108	9,264,856
Martin Marietta Materials, Inc.	8,769	5,203,086
		14,467,942
Containers & Packaging - 0.3%
Avery Dennison Corp.	11,139	2,415,269
Ball Corp.	43,528	2,778,392
International Paper Co.	46,441	2,158,578
Smurfit Westrock PLC	73,004	3,273,499
		10,625,738
Metals & Mining - 0.4%
Newmont Corp.	159,127	7,808,362
Nucor Corp.	32,121	5,233,796
Steel Dynamics, Inc.	21,156	2,818,402
		15,860,560
TOTAL MATERIALS		99,757,392
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	65,156	14,360,382
BXP, Inc.	20,505	1,462,212
Crown Castle, Inc.	59,342	6,532,367
Digital Realty Trust, Inc.	45,561	6,810,914
Equinix, Inc.	13,728	10,848,415
Healthpeak Properties, Inc.	97,751	2,132,927
Iron Mountain, Inc.	44,273	4,540,639
Prologis, Inc.	129,541	16,328,643
SBA Communications Corp. Class A	14,969	3,286,294
Welltower, Inc.	76,095	8,465,569
Weyerhaeuser Co.	82,525	2,620,994
		77,389,356
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	41,743	4,704,854
TOTAL REAL ESTATE		82,094,210
UTILITIES - 0.7%
Electric Utilities - 0.3%
Edison International	33,122	2,650,091
Eversource Energy	39,253	2,547,912
Exelon Corp.	88,654	3,297,929
NRG Energy, Inc.	43,673	3,282,899
		11,778,831
Gas Utilities - 0.1%
Atmos Energy Corp.	20,514	2,623,330
Multi-Utilities - 0.2%
CMS Energy Corp.	40,309	2,612,023
Consolidated Edison, Inc.	24,585	2,397,529
Sempra	73,739	5,903,544
		10,913,096
Water Utilities - 0.1%
American Water Works Co., Inc.	26,219	3,732,537
Essential Utilities, Inc.	34,576	1,405,514
		5,138,051
TOTAL UTILITIES		30,453,308
TOTAL COMMON STOCKS (Cost $2,594,881,098)		3,612,751,661

U.S. Treasury Obligations - 0.2%
	Principal Amount (b)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (c) (Cost $9,549,709)	9,579,000	9,549,523

Money Market Funds - 13.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $546,439,526)	546,330,260	546,439,526

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $3,150,870,333)	4,168,740,710
NET OTHER ASSETS (LIABILITIES) - 0.8% (e)	34,851,655
NET ASSETS - 100.0%	4,203,592,365

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,701	Sep 2024	472,707,900	4,348,094	4,348,094
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	303	Sep 2024	118,201,815	(2,473,061)	(2,473,061)

TOTAL FUTURES CONTRACTS					1,875,033
The notional amount of futures purchased as a percentage of Net Assets is 14.0%

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,549,523.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $18,765,085 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	16,961,349	1,022,122,032	492,643,703	11,860,327	(152)	-	546,439,526	1.1%
Total	16,961,349	1,022,122,032	492,643,703	11,860,327	(152)	-	546,439,526

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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